CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	$ 672,897	$ 627,897
Interest accrued	30,000	45,000
Shares for debt issue	(209,602)
Balance, December 31, 2021	493,295	672,897
Liability Component
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	639,191	594,191
Interest accrued	30,000	45,000
Shares for debt issue	(209,602)
Balance, December 31, 2021	459,589	639,191
Equity Component
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	33,706	33,706
Interest accrued
Shares for debt issue
Balance, December 31, 2021	$ 33,706	$ 33,706